Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
At beginning of year	£ (40)	£ (51)
Exchange differences	1	2
Income statement movements	(24)	(4)
Utilised	7	13
At end of year	£ (56)	£ (40)